Share-based Compensation - Additional Information (Detail) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2017 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥		¥ 39,026		¥ 22,927		¥ 10,630
Weighted average exercise price of share | $ / shares			$ 6.34		$ 10.11
Number of stock options granted | shares		320,000		1,320,000
Weighted average grant date fair value of options granted | $ / shares			$ 4.31		$ 4.93		$ 0.00
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥		¥ 16,751		¥ 22,927		10,630
Vesting period		4 years		4 years
Number of shares vesting in equal monthly installments		36 months		36 months
Stock-based compensation cost, unrecognized, related to non-vested awards | ¥		¥ 29,200	$ 29,200	¥ 38,300	$ 38,300	¥ 17,467	$ 17,467
Unrecognized compensation cost related to stock awards, weighted-average period (in years)		1 year 3 months 7 days		2 years 1 month 6 days		1 year 3 days
Employee Stock Option | Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage at the end of one year		25.00%		25.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥		¥ 22,275		¥ 0		¥ 0
Vesting period		4 years
Number of shares vesting in equal monthly installments		36 months
Number of restricted stock units granted | shares		651,117		936,999
Restricted Stock Units (RSUs) | Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage at the end of one year		25.00%
Stock Option Plan | Class B Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for issuance | shares	2,500,000
Share incentive plan termination date	2022
2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for issuance | shares	2,500,000
Share incentive plan termination date	2022